Fair Value Measurements - Schedule of Assets Measured at Fair Value on A Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair value measurement using input Level 3 [Member] - USD ($)
$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Assets Measured at Fair Value on A Recurring Basis [Line Items]
Warrants liability	$ 3	$ 3
Total liabilities	$ 3	$ 3